JPMORGAN TRUST I

277 PARK AVENUE

NEW YORK, NEW YORK 10172

July 3, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust I (the “Trust”), on behalf of the

Funds listed in Appendix A (the “Funds”)

File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses for Class A, Class C, Class I and Class T Shares of the JPMorgan Municipal Bond Funds, prospectuses for the JPMorgan Managed Income Fund, and statements of additional information for all Funds listed on Appendix A do not differ from those contained in the Post-Effective Amendment No. 591 (Amendment No. 592 under the Investment Company Act of 1940) filed electronically on June 21, 2019.

Please contact the undersigned at (212) 623-4557 if you have any questions concerning this filing.

Very truly yours,

/s/ Keri E. Riemer
Keri E. Riemer
Assistant Secretary

Appendix A

JPMorgan Municipal Bond Funds

JPMorgan California Tax Free Bond Fund

JPMorgan High Yield Municipal Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

JPMorgan Income Funds

JPMorgan Managed Income Fund